Cover	Jul. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-54391
Entity Registrant Name	SMG INDUSTRIES INC.
Entity Central Index Key	0001426506
Entity Tax Identification Number	51-0662991
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20475 State Hwy 249
Entity Address, Address Line Two	Suite
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	713
Local Phone Number	955-3497
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false